Investment Objectives and Goals - VELA Small-Mid Cap Fund	Dec. 12, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VELA Small-Mid Cap Fund Fund Summary Class A I Ticker (TBD) VSMMX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the VELA Small-Mid Cap Fund is to provide long-term capital appreciation.